SHARE CAPITAL - Disclosure of common shares issued and outstanding (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance, Amount	$ 584,275
Ending Balance, Amount	$ 585,732	$ 584,275
Common share capital [Member]
Beginning Balance, Number of shares	391,148	391,038
Number of shares, Long term retention program		0
Number of shares, Exercise of restricted share units	1,413	110
Ending Balance, Number of shares	392,561	391,148	391,038
Beginning Balance, Amount	$ 584,275	$ 583,483
Long term retention program	0	527	$ 0
Exercise of restricted share units	1,457	265	0
Ending Balance, Amount	$ 585,732	$ 584,275	$ 583,483